Message From The Investment Adviser                        Brenton Mutual Funds
-------------------------------------------------------------------------------

Dear Shareholders:

For much of the last six months, the financial markets have been braced for a stronger economy, higher interest rates and higher inflation. These expectations have been driven by larger-than-expected payroll gains, a drop in the unemployment rate and an increased focus on the prospects for rising wage inflation. The economy certainly gained strength during the first half of the year, particularly during the second quarter, when GDP growth registered a strong 4.7%. Low mortgage rates at the beginning of the year, increased mortgage refinancings, larger tax refunds, increased auto rebates and a rebound from the strikes at Boeing and GM all served to push the economy forward during the first six months of the year.

During most of the third quarter, investors debated whether the Federal Reserve would raise interest rates to slow the economy to avert potential inflationary pressures. Most market strategists were expecting the Fed to raise interest rates by 25 basis points (0.25%) in September. However, in somewhat of a surprise to Wall Street, the Fed decided to leave rates unchanged, having concluded that the economy was not in immediate danger of overheating. We believe the Fed acted correctly by deciding not to raise rates, especially when rising inflation is not evident and there are mounting signs that the economy is slowing from its faster pace in the first half of the year.

Third quarter GDP growth rose at a 2.2% annual rate, less than half the pace during the second quarter and recent economic reports are suggesting slower growth ahead. For example, the employment report for September showed a surprising loss of 40,000 jobs versus expectations for a gain of 170,000. The last time the economy lost jobs was in January, when employment fell by 66,000. Retail sales appear to be losing steam after strengthening during the first half of the year. The annual rate of change in retail inventories is beginning to rise after falling steadily since the middle of 1995. Automobile sales, for example, are plateauing and further upward momentum appears unlikely since pent-up demand for autos has been largely satisfied. In addition, manufacturing industrial production has been slowing over the last four months and the National Association of Purchasing Managers Survey is down from its peak last June. Industrial commodity prices have also been in a weakening trend since the end of August. Lastly, consumer credit card debt service is at a record high. Consumer delinquencies and bankruptcies have risen strongly, and banks are now tightening up on consumer credit. High consumer debt levels could slow consumer spending going forward.

While we expect economic growth to slow, we are not expecting a recession. For now, our outlook calls for a sluggish economy, with little or no inflationary pressure accompanied by declining long-term interest rates.


SHARES OF THE FUNDS ARE NOT FDIC INSURED, NOR ARE THEY INSURED BY ANY GOVERNMENT AGENCY. FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BRENTON BANK OR ITS AFFILIATES. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE BRENTON MUTUAL FUNDS ARE A FAMILY OF MUTUAL FUNDS DISTRIBUTED BY BISYS
FUND SERVICES WHICH IS INDEPENDENT OF BRENTON BANK AND ITS AFFILIATES. BRENTON BROKERAGE IS A REGISTERED BROKER-DEALER FROM WHOM SHARES OF THE BRENTON MUTUAL FUNDS MAY BE PURCHASED.
-------------------------------------------------------------------------------

Message From The Investment Adviser                         Brenton Mutual Funds
--------------------------------------------------------------------------------

INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND AND INTERMEDIATE TAX-FREE FUND

During the last six months, long-term interest rates have been locked in a narrow trading range. The yield on the 30-year Treasury bond ranged from a low of 6.80% to a high of 7.10%. We have been impressed that long-term bond yields have failed to break out on the upside of this trading range even though expectations for stronger economic activity and an accompanying interest-rate hike by the Fed strengthened during the period. We believe, however, that expectations may now be in the process of changing. The surprising loss of 40,000 jobs in September may be the catalyst that turns the bond market toward a bullish stance in the coming months. A decline in payroll employment for September certainly was not expected and will cause many participants in the bond market to question the view that interest rates can still move higher. As we have written previously, we expected the economy to slow in the second half of the year and interest rates to move lower as fears of rising inflation subside. We would not be surprised to see weaker economic reports in the months ahead, which could push interest rates to new lows.

During the last six months, we have maintained a longer average maturity in the Intermediate U.S. Government Securities Fund in anticipation of a decline in long-term interest rates. If interest rates decline as we expect, we will gradually shorten the average maturity of the Fund. During the period, we eliminated the Fund's exposure to callable securities in order increase the Fund's capital appreciation potential in a declining interest-rate environment. We continue to maintain high credit quality in both the Intermediate U.S. Government Securities Fund and the Intermediate Tax-Free Fund. All securities held in the Intermediate U.S. Government Securities Fund are rated AAA, and the average credit quality of the holdings in the Intermediate Tax-Free Fund is AA.

VALUE EQUITY FUND

The stock market declined precipitously during July on fears of slowing corporate earnings growth. By the middle of July 1996, the S&P 500 Index was down nearly 8.0% from the beginning of the month before rallying to end the month with a smaller decline of 4.4%. Small-company stocks fared the worst during the "mini-correction" as investors fled to larger, stable growth companies. However, Wall Street later decided that overall earnings growth was still healthy and that earnings disappointments were limited to only a few companies. The stock market rebounded sharply during September, helped by a decline in long-term interest rates and improved investor sentiment regarding corporate earnings.

After the earnings disappointments that were announced in July, we have observed that investors are favoring companies that can generate strong and predictable earnings growth. Investors are willing to pay increasingly higher price/earnings ratios for companies that have the best earnings reliability. Valuation is less of a concern as market leadership looks to be narrowing into a group of highly favored growth companies.

During the last six months, we increased the Fund's holdings in high-quality growth companies that have a solid history of producing consistent earnings growth regardless of the economic environment. Examples of stocks purchased include ConAgra, Sara Lee, Sherwin Williams, American Home Products, Reliastar Financial, Casey's General Stores, Pitney Bowes and PepsiCo. Due to our outlook for slower economic growth, we continue to underweight consumer cyclicals, capital goods and basic industries.

In our view, the overall environment for stocks should remain positive in the foreseeable future. Although corporate earnings growth is slowing from the double-digit rates of 1993-95, we do not expect a major collapse in earnings. Additionally, if the economy slows from its quicker pace in the first half of the year, interest rates should move lower which would help support stock prices.


--------------------------------------------------------------------------------

Message From The Investment Adviser                        Brenton Mutual Funds
-------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

The Federal Reserve last adjusted monetary policy in January, when it lowered the target Fed Funds rate by 25 basis points (0.25%) to 5.25%. Since then, the Fed has remained neutral in response to recent signs that economic growth may be slowing. In the near term, we expect the Fed to remain neutral and short-term interest rates to stay at current levels. If the Fed does take action, we believe there is a greater likelihood that the next Fed move will be to lower interest rates. We continue to maintain high credit quality in the U.S. Government Money Market Fund and have invested only in direct obligations of the U.S. Government or its agencies.We would like to thank all of our share holders for investing in the Brenton Mutual Funds.

We appreciate the opportunity to serve your investment needs and will work hard to continue to earn your confidence and support. If you have questions, would like a prospectus, or require any assistance, please contact your investment representative or call 1-800-706-FUND.

Sincerely,

/s/ James T. Richards
James T. Richards
Vice President and Trust Investment Officer

FOR MORE COMPLETE INFORMATION ON ANY OF THE BRENTON MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND SALES CHARGES, PLEASE CALL 1-800-706-FUND FOR A FREE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

THE INVESTMENT RETURN AND NET ASSET VALUE (NAV) WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE COMPOSITION OF THE FUNDS' HOLDINGS IS SUBJECT TO CHANGE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. YIELDS WILL FLUCTUATE, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE (NAV) OF $1 PER SHARE.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                      Statements of Assets and Liabilities
                                     Page 5

                            Statements of Operations
                                     Page 6

                      Statements of Changes in Net Assets
                                     Page 7

                       Schedules of Portfolio Investments
                                     Page 9

                         Notes to Financial Statements
                                    Page 16

                              Financial Highlights
                                    Page 21

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                           INTERMEDIATE
                         U.S. GOVERNMENT  U.S. GOVERNMENT INTERMEDIATE    VALUE
                          MONEY MARKET      SECURITIES      TAX-FREE     EQUITY
                              FUND             FUND           FUND        FUND
                         ---------------  --------------- ------------ -----------
        ASSETS:
Investments, at value
 (cost $32,324,484;
 $32,790,404; $7,318,849
 and $30,529,129,
 respectively)..........   $32,324,484      $32,333,305    $7,395,563  $36,550,470
Interest and dividends
 receivable.............        17,832          509,801       107,009       76,449
Receivable for capital
 shares issued..........            --               --            --        9,550
Prepaid expenses and
 other assets...........         2,965            5,210         3,750        4,107
                           -----------      -----------    ----------  -----------
    Total Assets........    32,345,281       32,848,316     7,506,322   36,640,576
                           -----------      -----------    ----------  -----------
      LIABILITIES:
Dividends payable.......       125,618          144,398        24,793       77,779
Payable for capital
 shares redeemed........           354               --            --        4,892
Accrued expenses and
 other payables:
  Investment advisory
   fees.................         4,083           12,061            --       20,088
  Administration fees...         1,867            1,757           407        1,956
  Distribution and
   shareholder service
   fees.................         1,361            1,327            --        1,435
  Custodian, accounting
   and transfer agent
   fees.................         6,104            6,075         5,375        6,505
  Legal and audit fees..        12,840           12,817         2,929       12,003
  Other.................         8,507            8,317         2,487        6,848
                           -----------      -----------    ----------  -----------
    Total Liabilities...       160,734          186,752        35,991      131,506
                           -----------      -----------    ----------  -----------
      NET ASSETS:
Capital.................    32,184,016       33,113,748     7,388,079   29,918,792
Undistributed net
 investment income......            --           29,855         5,159        3,824
Net unrealized
 appreciation
 (depreciation) from
 investments............            --         (457,099)       76,714    6,021,341
Accumulated
 undistributed net
 realized gains (losses)
 from investment
 transactions...........           180          (24,940)          379      565,114
                           -----------      -----------    ----------  -----------
    Net Assets..........   $32,184,196      $32,661,564    $7,470,331  $36,509,071
                           ===========      ===========    ==========  ===========
Outstanding units of
 beneficial interest
 (shares)...............    32,184,718        3,261,449       738,612    2,688,513
                           ===========      ===========    ==========  ===========
Net asset value--
 redemption price per
 share..................   $      1.00      $     10.01    $    10.11  $     13.58
                           ===========      ===========    ==========  ===========
Maximum Sales Charge....                           3.50%         3.50%        4.50%
                                            ===========    ==========  ===========
Maximum Offering Price
 (100%/(100%-Maximum
 Sales Charge) of net
 asset value adjusted to
 nearest cent) per
 share..................   $      1.00(a)   $     10.37    $    10.48  $     14.22
                           ===========      ===========    ==========  ===========

------
(a) Offering price and redemption price are the same for the U.S. Government Money Market Fund.
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                           INTERMEDIATE
                          U.S. GOVERNMENT U.S. GOVERNMENT INTERMEDIATE
                           MONEY MARKET     SECURITIES      TAX-FREE   VALUE EQUITY
                               FUND            FUND           FUND         FUND
                          --------------- --------------- ------------ ------------
INVESTMENT INCOME:
Interest income.........     $ 808,106      $1,115,945      $179,752    $    1,362
Dividend income.........        25,884          16,074         2,076       378,986
                             ---------      ----------      --------    ----------
  Total Income..........       833,990       1,132,019       181,828       380,348
                             ---------      ----------      --------    ----------
EXPENSES:
Investment advisory
 fees...................        62,494          74,968        14,679       119,163
Administration fees.....        31,246          33,312         7,339        33,888
Distribution and
 shareholder services
 fees...................        78,117          83,247        18,349        85,090
Custodian and accounting
 fees...................        21,798          20,673        25,124        19,573
Legal and audit fees....         8,424           8,706         1,572         9,357
Organization costs......         3,087             609           189           637
Trustees' fees and
 expenses...............           654             732           183           627
Transfer agent fees.....        16,536          13,905        10,509        20,910
Registration and filing
 fees...................         1,962           3,921           549         2,928
Printing costs..........         5,442           5,570           815         5,749
Other...................           993             810           183           732
                             ---------      ----------      --------    ----------
  Total Expenses........       230,753         246,453        79,491       298,654
Expenses voluntarily
 reduced................      (109,364)        (74,919)      (33,028)      (76,619)
                             ---------      ----------      --------    ----------
  Total expenses before
   expense
   reimbursement........       121,389         171,534        46,463       222,035
Expense reimbursement...            --              --       (18,876)           --
                             ---------      ----------      --------    ----------
  Total Expenses........       121,389         171,534        27,587       222,035
                             ---------      ----------      --------    ----------
Net Investment Income...       712,601         960,485       154,241       158,313
                             ---------      ----------      --------    ----------
REALIZED/UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS:
Net realized gains
 (losses) from
 investment
 transactions...........            (7)         (7,837)          379       684,195
Net change in unrealized
 appreciation
 (depreciation) from
 investments............            --        (436,882)      (37,949)      954,630
                             ---------      ----------      --------    ----------
Net realized/unrealized
 gains (losses) from
 investments............            (7)       (444,719)      (37,570)    1,638,825
                             ---------      ----------      --------    ----------
Change in net assets
 resulting from
 operations.............     $ 712,594      $  515,766      $116,671    $1,797,138
                             =========      ==========      ========    ==========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                             INTERMEDIATE
                            U.S. GOVERNMENT MONEY           U.S. GOVERNMENT
                                 MARKET FUND                SECURITIES FUND
                         ----------------------------  -------------------------
                          SIX MONTHS                    SIX MONTHS
                             ENDED       YEAR ENDED        ENDED     YEAR ENDED
                         SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,  MARCH 31,
                             1996           1996           1996         1996
                         -------------  -------------  ------------- -----------
                          (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment income.. $    712,601   $   1,742,090   $   960,485  $ 1,702,592
 Net realized gains
  (losses) from
  investment
  transactions..........           (7)            129        (7,837)      52,778
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........           --              --      (436,882)     (98,776)
                         ------------   -------------   -----------  -----------
Change in net assets
  resulting from
  operations............      712,594       1,742,219       515,766    1,656,594
                         ------------   -------------   -----------  -----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income................     (712,601)     (1,742,090)     (963,118)  (1,681,389)
Dividends to
 shareholders from net
 realized gains from
 investment
 transactions...........           --              --            --           --
                         ------------   -------------   -----------  -----------
Change in net assets
 from shareholder
 distributions..........     (712,601)     (1,742,090)     (963,118)  (1,681,389)
                         ------------   -------------   -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................   37,120,281     113,364,161     3,558,365   23,288,320
 Dividends reinvested...       71,031          64,614       202,202      295,157
 Cost of shares
  redeemed..............  (40,443,097)   (105,802,190)   (5,041,851)  (5,606,941)
                         ------------   -------------   -----------  -----------
 Change in net assets
  from share
  transactions..........   (3,251,785)      7,626,585    (1,281,284)  17,976,536
                         ------------   -------------   -----------  -----------
 Change in net assets...   (3,251,792)      7,626,714    (1,728,636)  17,951,741
NET ASSETS:
 Beginning of period....   35,436,339      27,809,625    34,390,200   16,438,459
                         ------------   -------------   -----------  -----------
 End of period.......... $ 32,184,547   $  35,436,339   $32,661,564  $34,390,200
                         ============   =============   ===========  ===========
SHARE TRANSACTIONS:
 Issued.................   37,120,281     113,364,161       355,792    2,259,352
 Reinvested.............       71,031          64,614        20,231       28,770
 Redeemed...............  (40,442,746)   (105,802,190)     (504,701)    (544,042)
                         ------------   -------------   -----------  -----------
Change in shares........   (3,251,434)      7,626,585      (128,678)   1,744,080
                         ============   =============   ===========  ===========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                            INTERMEDIATE TAX-FREE          VALUE EQUITY
                                     FUND                      FUND
                           ------------------------  -------------------------
                            SIX MONTHS                SIX MONTHS
                               ENDED     YEAR ENDED      ENDED     YEAR ENDED
                           SEPTEMBER 30, MARCH 31,   SEPTEMBER 30,  MARCH 31,
                               1996         1996         1996         1996
                           ------------- ----------  ------------- -----------
                            (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment income....  $  154,241   $  274,243   $   158,313  $   192,540
 Net realized gains
  (losses) from investment
  transactions............         379        6,999       684,195      900,818
 Net change in unrealized
  appreciation
  (depreciation) from
  investments.............     (37,949)     108,143       954,630    4,109,404
                            ----------   ----------   -----------  -----------
Change in net assets
 resulting from
 operations...............     116,671      389,385     1,797,138    5,202,762
                            ----------   ----------   -----------  -----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income..................    (154,170)    (271,491)     (154,249)    (190,473)
Dividends to shareholders
 from net realized gains
 from investment
 transactions.............          --       (1,113)           --   (1,166,653)
                            ----------   ----------   -----------  -----------
Change in net assets from
 shareholder
 distributions............    (154,170)    (272,604)     (154,249)  (1,357,126)
                            ----------   ----------   -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued..................     457,627    1,668,561     4,931,796   14,541,750
 Dividends reinvested.....       3,834        5,982        96,386      860,805
 Cost of shares redeemed..    (356,836)    (796,391)   (2,514,882)  (2,523,709)
                            ----------   ----------   -----------  -----------
 Change in net assets from
  share transactions......     104,625      878,152     2,513,300   12,878,846
                            ----------   ----------   -----------  -----------
 Change in net assets.....      67,126      994,933     4,156,189   16,724,482
NET ASSETS:
 Beginning of period......   7,403,205    6,408,272    32,352,882   15,628,400
                            ----------   ----------   -----------  -----------
 End of period............  $7,470,331   $7,403,205   $36,509,071  $32,352,882
                            ==========   ==========   ===========  ===========
SHARE TRANSACTIONS:
 Issued...................      45,261      164,077       373,426    1,193,101
 Reinvested...............         379          588         7,321       70,242
 Redeemed.................     (35,313)     (78,353)     (191,040)    (206,938)
                            ----------   ----------   -----------  -----------
Change in shares..........      10,327       86,312       189,707    1,056,405
                            ==========   ==========   ===========  ===========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON U.S. GOVERNMENT MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                          SECURITY                           MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------  -------------------------------------------------------  -----------
 U.S. GOVERNMENT AGENCIES (98.0%):
 Federal Farm Credit Bank:
 $5,000,000 5.17%, 10/10/96........................................  $ 4,993,537
  3,125,000 5.36%, 10/21/96........................................    3,115,694
  2,000,000 5.20%, 10/22/96........................................    1,993,933
  2,500,000 5.27%, 11/6/96.........................................    2,486,825
  1,500,000 5.85%, 8/1/97..........................................    1,501,120
 Federal Home Loan Bank:
  1,000,000 5.36%, 10/9/96.........................................      998,809
  5,000,000 5.36%, 10/22/96........................................    4,984,367
  1,075,000 5.36%, 10/28/96........................................    1,070,678
  1,500,000 5.21%, 1/10/97.........................................    1,478,075
  2,000,000 5.25%, 2/7/97..........................................    1,962,375
  2,000,000 5.46%, 2/21/97.........................................    1,956,623
 Tennessee Valley Authority:
 $5,000,000 5.27%, 10/10/96.......................................   $ 4,993,413
                                                                     -----------
   Total U.S. Government Agencies                                     31,535,449
                                                                     -----------
 INVESTMENT COMPANIES (2.4%):
    789,035 Dreyfus Treasury Prime Money  Market Fund.............       789,035
                                                                     -----------
   Total Investment Companies                                            789,035
                                                                     -----------
   Total (Cost--$32,324,484) (a)                                     $32,324,484
                                                                     ===========

------
Percentages indicated are based on net assets of $32,184,196.
(a) Cost and value for federal income tax and financial reporting purposes are the same.



                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------  ------------------------------------------------------   -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (3.1%):
 Federal National Mortgage Assoc.:
 $1,000,000 8.00%, 8/25/06........................................   $ 1,000,310
                                                                     -----------
   Total Collateralized Mortgage Obligations                           1,000,310
                                                                     -----------
 U.S. GOVERNMENT AGENCIES (76.9%):
 Federal Farm Credit Bank:
    500,000 6.10%, 7/24/00........................................       491,965
 Federal Home Loan Bank:
  1,000,000 7.02%, 7/6/99.........................................     1,015,800
    500,000 7.00%, 6/20/01........................................       506,885
  1,000,000 7.44%, 8/10/01........................................     1,032,170
  2,000,000 6.50%, 6/5/02.........................................     1,985,120
  1,000,000 6.89%, 4/6/04.........................................     1,002,800
  1,000,000 7.36%, 7/1/04.........................................     1,028,840
  1,000,000 7.32%, 4/21/05........................................     1,025,150
    500,000 6.85%, 5/26/05........................................       497,700
  3,000,000 6.32%, 6/28/05........................................     2,882,070
  1,000,000 6.15%, 11/28/05.......................................       948,360
 Federal Home Loan Mortgage Corp.:
  1,500,000 6.55%, 10/2/02........................................     1,492,245
  1,000,000 6.20%, 4/15/03........................................       968,490
  1,000,000 6.75%, 8/1/05.........................................       988,810
  1,000,000 5.90%, 2/14/06........................................       928,550
  1,000,000 6.28%, 3/6/06.........................................       952,900
  1,340,271 6.50%, 7/1/08, Pool# 000228...........................     1,308,896
  1,862,424 7.50%, 12/1/25, Pool# 250410..........................     1,841,304
 Federal National Mortgage Assoc.:
    700,000 6.85%, 4/5/04.........................................       700,329
    463,855 7.00%, 5/25/06........................................       462,403
    775,659 6.50%, 3/1/09, Pool# 190705...........................       755,453
  1,448,104 7.00%, 11/1/10, Pool# 250387..........................     1,431,986
 Government National Mortgage Assoc.:
    885,220 7.00%, 5/1/10, Pool# 2025.............................       872,039
                                                                     -----------
   Total U.S. Government Agencies                                     25,120,265
                                                                     -----------
 U.S. TREASURY NOTES (16.2%):
  4,500,000 6.38%, 1/15/99........................................     4,521,690
    750,000 7.25%, 5/15/04........................................       776,475
                                                                     -----------
   Total U.S. Treasury Notes                                           5,298,165
                                                                     -----------
 INVESTMENT COMPANIES (2.8%):
    914,565 Goldman Federal Money Market Portfolio................       914,565
                                                                     -----------
   Total Investment Companies                                            914,565
                                                                     -----------
   Total (Cost--$32,790,404) (a)                                     $32,333,305
                                                                     ===========

------
Percentages indicated are based on net assets of $32,661,564.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation........... $ 128,995
    Unrealized depreciation...........  (586,094)
                                       ---------
    Net unrealized depreciation....... $(457,099)
                                       =========


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------   ----------
 MUNICIPAL BONDS (97.7%):
 Arizona (1.2%):
 $ 90,000  Scottsdale, Street & Highway User Revenue, 4.75%,
            7/1/00................................................   $   90,450
                                                                     ----------
 California (1.4%):
  100,000  Los Angeles, GO, Series A, 5.50%, 9/1/04...............      103,750
                                                                     ----------
 Colorado (2.7%):
  100,000  Jefferson County Public Library, 5.00%, 12/1/03........      100,375
  100,000  Pueblo County, School District #60, 4.50%, 12/1/99.....      100,000
                                                                     ----------
                                                                        200,375
                                                                     ----------
 District of Columbia (1.4%):
  100,000  District of Columbia, GO, Series C, 5.25%, 6/1/01......      101,125
                                                                     ----------
 Florida (2.7%):
  200,000  Florida State Board of Education Capital Outlay, 5.75%,
            6/1/09, callable 6/1/04 @ 101.........................      203,750
                                                                     ----------
 Hawaii (1.3%):
  100,000  Honolulu City & County, Series A, 4.70%, 1/1/98........      100,375
                                                                     ----------
 Illinois (8.1%):
  200,000  Cook County, Community School District #217, 5.25%,
            12/1/04...............................................      202,750
  200,000  Illinois State, 5.50%, 8/1/03..........................      205,750
  100,000  Illinois State Metropolitan Pier & Exposition
            Authority, 5.05%, 6/15/98.............................      101,000
  100,000  Peoria, Downtown Redevelopment, Series B, 5.30%,
            12/1/08...............................................       98,000
                                                                     ----------
                                                                        607,500
                                                                     ----------
 Indiana (5.4%):
  200,000  Concord Community Schools Building Corp., 5.30%,
            1/1/04................................................      203,000
  200,000  Indiana Bond Bank, 5.25%, 2/1/01.......................      202,750
                                                                     ----------
                                                                        405,750
                                                                     ----------
 Iowa (14.7%):
  200,000  Ames, GO, 5.20%, 6/1/05, callable 6/1/03 @ 100.........      201,500
  110,000  Ames Hospital, Revenue Bonds, 5.70%, 8/15/00...........      113,575
  100,000  Davenport, GO, Series A, 4.80%, 6/1/04, callable 6/1/01
            @ 100.................................................       98,500
   80,000  Davenport Hospital, Facility Revenue, 5.10%, 7/1/97....       80,610
  100,000  Davenport, Series A, 5.40%, 6/1/06, callable 6/1/02 @
            100...................................................      100,750
  100,000  Des Moines Hospital, Revenue Bonds, 5.00%, 8/15/05.....       98,500
  100,000  Iowa Higher Education Loan Authority Revenue, Private
            College Facilities, 6.00%, 8/1/07.....................      100,113
  150,000  Ottumwa, Community School District, 5.10%, 6/1/04......      152,250
   50,000  Polk County, GO, 6.10%, 6/1/99, callable 6/1/98 @ 100..       51,312
  100,000  Sioux City School District, 5.00%, 6/1/01..............      101,250
                                                                     ----------
                                                                      1,098,360
                                                                     ----------

                                   Continued

THE COVENTRY GROUP
BRENTON INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------   ----------
 MUNICIPAL BONDS, CONTINUED:
 Maryland (2.1%):
 $ 50,000  Maryland State, Fourth Series, 6.55%, 10/15/97.........   $   51,354
  100,000  Prince Georges County, 5.40%, 1/15/01..................      102,750
                                                                     ----------
                                                                        154,104
                                                                     ----------
 Massachusetts (2.1%):
  100,000  Massachusetts, 5.50%, 6/1/05...........................      102,750
   50,000  Massachusetts State Water Authority, 7.00%, 4/1/99.....       52,813
                                                                     ----------
                                                                        155,563
                                                                     ----------
 Minnesota (8.7%):
  150,000  Bloomington, Ref-Highway, 6.00%, 12/1/99...............      157,312
  250,000  Hennepin County, GO, 5.90%, 12/1/96....................      250,968
   90,000  Rosemount, Port Authority, 5.50%, 2/1/06, callable
            2/1/03 @ 100..........................................       91,125
  150,000  Southern Minnesota Municipal Power Agency, Series B,
            5.00%, 1/1/98.........................................      150,750
                                                                     ----------
                                                                        650,155
                                                                     ----------
 Nebraska (1.7%):
  125,000  Omaha, Public Power District, Series B, 4.80%, 2/1/01..      125,313
                                                                     ----------
 Nevada (2.6%):
  200,000  Nevada State University, GO, 4.30%, 8/1/02.............      193,500
                                                                     ----------
 New Mexico (1.3%):
  100,000  Albuquerque, School District #12, 4.20%, 8/1/99........       99,250
                                                                     ----------
 New York (2.7%):
  100,000  Hempstead Town, Series A, 5.40%, 3/1/05, callable
            3/1/02 @ 102..........................................      102,125
  100,000  New York State Dormitory Authority Revenues, 5.50%,
            5/15/06...............................................      101,625
                                                                     ----------
                                                                        203,750
                                                                     ----------
 North Carolina (2.7%):
  200,000  North Carolina Municipal Power Agency, 5.90%, 1/1/03...      205,250
                                                                     ----------
 North Dakota (0.9%):
   75,000  West Fargo, Series D, 4.00%, 5/1/02, callable 5/1/97
           @ 100..................................................       70,594
                                                                     ----------
 Pennsylvania (1.4%):
  100,000  Bensalem Township, Water & Sewer Revenue, 5.90%,
            12/1/04, callable 12/1/02 @ 100.......................      104,000
                                                                     ----------
 Rhode Island (1.4%):
  100,000  Providence, GO, 6.10%, 9/1/98..........................      103,125
                                                                     ----------
 South Carolina (2.7%):
  200,000  Piedmont Municipal Power South Carolina Electric,
            5.00%, 1/1/01.........................................      198,500
                                                                     ----------
 South Dakota (1.4%):
  100,000  South Dakota Housing Development Authority, Series E,
            5.80%, 5/1/03.........................................      102,375
                                                                     ----------

                                   Continued

THE COVENTRY GROUP
BRENTON INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- -------------------------------------------------------   ----------
 MUNICIPAL BONDS, CONTINUED:
 Texas (9.1%):
 $100,000  Corpus Christi Authority, 4.90%, 12/1/01...............   $  100,750
   25,000  Dallas, GO, 7.00%, 8/15/99, callable 8/15/97 @ 100.....       25,696
  200,000  Houston, Series C, 5.80%, 3/1/02.......................      209,000
  100,000  McLennan County, GO, 6.25%, 6/1/97.....................      101,564
  100,000  Tarrant County, Water Revenue Bonds, 5.70%, 3/1/01.....      104,000
  100,000  Texas State, Series B, 5.00%, 10/1/03..................      100,625
   35,000  Texas State National Research Laboratory, 6.90%,
            4/1/98................................................       36,400
                                                                     ----------
                                                                        678,035
                                                                     ----------
 Washington (7.3%):
  100,000  Grant County, Public Utility, 5.10%, 1/1/00............      101,125
  150,000  Seattle Municipal Light & Power Revenue, 6.00%, 7/1/99.      155,812
  100,000  Washington State, Series R-93B, 4.88%, 10/1/02.........      100,250
  185,000  Washington State Housing Finance Revenue, Series 1A-1,
            5.05%, 6/1/00.........................................      186,850
                                                                     ----------
                                                                        544,037
                                                                     ----------
 Wisconsin (10.7%):
   50,000  Ashland, School District, 5.90%, 4/1/00................       52,188
   35,000  Beloit, GO, 5.55%, 4/1/00..............................       35,962
  100,000  Kenosha County, Series E, 5.70%, 11/1/08, callable
            11/1/03 @ 100.........................................      101,875
  200,000  Madison, 5.30%, 10/1/01................................      206,250
  100,000  Milwaukee County, Series A, 5.50%, 12/1/06, callable
            12/1/04 @ 100.........................................      101,000
  200,000  Wisconsin Housing & Economic Development Authority,
            Series D, 5.75%, 1/1/04...............................      201,500
  100,000  Wisconsin State, GO, Series 1, 4.40%, 5/1/98...........      100,375
                                                                     ----------
                                                                        799,150
                                                                     ----------
   Total Municipal Bonds                                              7,298,136
                                                                     ----------
 INVESTMENT COMPANIES (1.3%):
   97,427  Benchmark Tax Exempt Money Market Portfolio............       97,427
                                                                     ----------
   Total Investment Companies                                            97,427
                                                                     ----------
   Total (Cost--$7,318,849) (a)                                      $7,395,563
                                                                     ==========

------
Percentages indicated are based on net assets of $7,470,331.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation.............. $86,519
    Unrealized depreciation..............  (9,805)
                                          -------
    Net unrealized appreciation.......... $76,714
                                          =======

GO--General Obligation
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ -----------------------------------------------------------  -----------
 COMMON STOCKS (91.0%):
 Auto Parts (1.5%):
  6,000 TRW, Inc...................................................  $   558,000
                                                                     -----------
 Banks (3.6%):
  8,000 BankAmerica Corp...........................................      657,000
 20,000 Barnett Banks, Inc.........................................      675,000
                                                                     -----------
                                                                       1,332,000
                                                                     -----------
 Beverages (2.7%):
 17,400 Anheuser-Busch Co..........................................      654,675
 12,000 PepsiCo, Inc...............................................      339,000
                                                                     -----------
                                                                         993,675
                                                                     -----------
 Business Equipment & Services (1.9%):
 21,400 WMX Technologies...........................................      703,525
                                                                     -----------
 Capital Equipment (2.0%):
 10,000 Illinois Tool Works........................................      721,250
                                                                     -----------
 Chemicals--Specialty (5.5%):
  8,000 Eastman Chemical Co. ......................................      467,000
 10,900 Great Lakes Chemical Corp. ................................      621,300
  8,000 IMC Global, Inc............................................      313,000
 10,500 Sigma Aldrich Corp.........................................      598,500
                                                                     -----------
                                                                       1,999,800
                                                                     -----------
 Communications Equipment (1.0%):
  7,000 Pitney Bowes, Inc. (b).....................................      368,375
                                                                     -----------
 Computer Software (1.5%):
  9,000 Electronic Data Systems Corp...............................      552,375
                                                                     -----------
 Construction Materials (1.9%):
 14,900 Sherwin-Williams Co. ......................................      690,988
                                                                     -----------
 Electrical Equipment (7.1%):
 13,000 AMP, Inc...................................................      503,750
  7,000 Emerson Electric...........................................      630,875
  7,500 General Electric Co........................................      682,500
  8,000 Intel Corp.................................................      763,500
                                                                     -----------
                                                                       2,580,625
                                                                     -----------
 Electronic Components (3.2%):
 13,000 Arrow Electronics, Inc. (b)................................      578,500
 12,000 Varian Associates, Inc.....................................      576,000
                                                                     -----------
                                                                       1,154,500
                                                                     -----------
 Electronics (1.0%):
  7,000 Motorola, Inc..............................................      361,375
                                                                     -----------
 Financial Services (4.2%):
 24,000 Capital One Financial Corp.................................      720,000
 11,900 MGIC Investment Corp.......................................      801,762
                                                                     -----------
                                                                       1,521,762
                                                                     -----------
 Food & Related (4.0%):
 15,600 ConAgra, Inc...............................................      768,300
 19,300 Sara Lee Corp..............................................      689,975
                                                                     -----------
                                                                       1,458,275
                                                                     -----------
 Forest & Paper Products (2.3%):
  9,400 Kimberly-Clark Corp........................................      828,375
                                                                     -----------
 Health Care--Drugs (5.9%):
 12,000 American Home Products Corp................................      765,000
  7,500 Bristol-Myers Squibb Corp..................................      722,813
  9,600 Merck & Co., Inc...........................................      675,600
                                                                     -----------
                                                                       2,163,413
                                                                     -----------
 Hospital Supply & Management (2.1%):
 13,300 Columbia HCA Healthcare Corp...............................      756,437
                                                                     -----------
 Household--General Products (1.8%):
 22,500 Newell Co..................................................      675,000
                                                                     -----------
 Insurance (8.0%):
  7,000 Loews Corp.................................................      541,625
 14,000 Reliastar Financial Corp...................................      665,000
 19,300 Safeco Corp................................................      675,500
 11,600 Unum Corp..................................................      743,850
 16,000 Value Health, Inc. (b).....................................      300,000
                                                                     -----------
                                                                       2,925,975
                                                                     -----------
 Leisure Time Industry (1.3%):
 20,000 Brunswick Corp.............................................      480,000
                                                                     -----------
 Manufacturing (1.6%):
    810 Imation Corp. (b)..........................................       19,845
  8,100 Minnesota Mining & Manufacturing...........................      565,988
                                                                     -----------
                                                                         585,833
                                                                     -----------
 Motor Vehicles (1.7%):
 11,000 General Motors Corp., Class H..............................      635,250
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                  SECURITY                             MARKET
 SHARES                         DESCRIPTION                             VALUE
 ------ -----------------------------------------------------------  -----------
 COMMON STOCKS, CONTINUED:
 Multiple Industry (1.6%):
 21,000 Dial Corp..................................................  $   288,750
 21,000 Viad Corp..................................................      294,000
                                                                     -----------
                                                                         582,750
                                                                     -----------
 Petroleum (4.6%):
  7,500 Amoco Corp.................................................      528,750
  4,100 Mobil Corp.................................................      474,575
  8,000 Schlumberger Ltd...........................................      676,000
                                                                     -----------
                                                                       1,679,325
                                                                     -----------
 Retail (2.3%):
  7,000 Dillard Department Stores..................................      225,750
 10,000 Tandy Corp. ...............................................      403,750
  7,500 Toys R Us (b)..............................................      218,437
                                                                     -----------
                                                                         847,937
                                                                     -----------
 Retail-Food Stores (1.0%):
 20,000 Casey's General Stores (b).................................      350,000
                                                                     -----------
 Tobacco (1.6%):
  6,515 Philip Morris, Inc.........................................      584,721
                                                                     -----------
 Utilities--Electric (6.2%):
 12,500 AES Corp...................................................      492,188
 29,000 Boston Edison Co...........................................      641,625
 26,000 Houston Industries, Inc....................................      575,250
 28,800 Ohio Edison Co.............................................      558,000
                                                                     -----------
                                                                       2,267,063
                                                                     -----------
 Utilities--Gas & Pipeline (1.9%):
 15,300 Sonat, Inc................................................       677,025
                                                                     -----------
 Utilities--Telephone (4.4%):
 14,800 General Telephone Electric Corp...........................       569,800
  7,400 SBC Communications, Inc. (b)..............................       356,125
 32,000 Worldcom, Inc. (b)........................................       684,000
                                                                     -----------
                                                                       1,609,925
                                                                     -----------
 Wholesale (1.6%):
 17,000 Sysco Corp................................................       571,625
                                                                     -----------
Total Common Stocks                                                   33,217,179
                                                                     -----------
 INVESTMENT COMPANIES (9.1%):
 1,701,677 Goldman Federal Money Market  Portfolio................     1,701,677
 1,631,614 Goldman Sachs Treasury Obligations  Money Market
           Portfolio..............................................     1,631,614
                                                                     -----------
   Total Investment Companies                                          3,333,291
                                                                     -----------
   Total (Cost--$30,529,129) (a)                                     $36,550,470
                                                                     ===========

------
Percentages indicated are based on net assets of $36,509,070.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........... $6,907,910
    Unrealized depreciation...........   (886,569)
                                       ----------
    Net unrealized appreciation....... $6,021,341
                                       ==========

(b) Represents non-income producing securities.


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                              SEPTEMBER 30, 1996
                                  (UNAUDITED)

1.ORGANIZATION:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. Between the date of organization and the date of commencement of operations of the Brenton U.S. Government Money Market Fund, the Brenton Intermediate U.S. Government Securities Fund, the Brenton Intermediate Tax-Free Fund, and the Brenton Value Equity Fund, (individually, a "Fund"; collectively, the "Funds"), each a series of the Group, the Funds earned no investment income and had no operations other than incurring organizational expenses.

 The Money Market Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal. The Money Market Fund invests exclusively in short-term U.S. Treausry bills, notes and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). The investment objective of the Intermediate Government Fund is to seek total return consistent with the production of current income and the preservation of capital. The Intermediate Government Fund invests primarily in U.S. Government Obligations and will maintain a dollar-weighted average porfolio maturity of 3 to 10 years. The investment objective of the Tax-Free Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes to the extent described in this Prospectus. The Tax-Free Fund invests primarily in a diversified porfolio of intermediate-term tax-free fixed income securities and will maintain a dollar-weighted average porfolio maturity of 3 to 10 years. The investment objective of the Equity Fund is long-term capital appreciation. The Equity Fund invests primarily in a diversified portfolio of equity securities.

 The Group is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.01 per share. Sales of shares of the Funds may be made to the general public.

2.SIGNIFICANT ACCOUNTING PRINCIPLES:

 The following is a summary of significant accounting policies followed by the Company in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

   Investments of the U.S. Government Money Market Fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)
   market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the U.S. Government Money Market Fund may not
   (a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or
   (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

   Investments in common and preferred stocks, commercial paper, corporate bonds, municipal bonds, and U.S. Government securities and U.S. Government agency securities of the Intermediate U.S. Government Securities Fund, the Intermediate Tax-Free Fund, and the Value Equity Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value by the investment adviser under the supervision of the Group's Board of Trustees. The difference between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

   SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   REPURCHASE AGREEMENTS:

   The Funds may acquire repurchase agreements from financial institutions such as banks and broker dealers which the investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)
   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Dividends from net investment income are declared and paid monthly for the Intermediate U.S. Government Securities Fund and the Intermediate Tax-Free Fund. Dividends from net investment income are declared and paid quarterly for the Value Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually by each Fund.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs, expiring capital loss carryforwards and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

   OTHER:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

   ORGANIZATION COSTS:

   All expenses in connection with the Funds' organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Funds. Such expenses are being amortized over a period of two years commencing with the date of the initial public offering.

3.PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1996 are as follows:

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                                         PURCHASES     SALES
                                                         ---------- -----------
  Intermediate U.S.Government Securities Fund........... $9,234,579 $10,982,318
  Intermediate Tax-Free Fund............................ $  614,040 $   517,024
  Value Equity Fund..................................... $6,460,239 $ 4,436,463

4.RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Group by Brenton Bank. Under the terms of the investment advisory agreement, Brenton Bank is entitled to receive fees computed daily based on a percentage of the average net assets of each Fund. Brenton Bank also serves as custodian to the Funds. The Northern Trust Company serves as sub-investment adviser to the U.S. Government Money Market Fund. For such services, the Northern Trust Company receives a fee computed daily and paid monthly by the Adviser at an annual rate at of 0.08% of the U.S. Government Money Market Fund's average daily net assets.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc.

 BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS's fees are computed daily as a percentage of the average net assets of each of the Funds.

 BISYS Ohio serves as transfer agent to the Funds. Under the terms of the transfer agency agreement, BISYS Ohio is entitled to receive fees based upon a specified amount per shareholder with specified minimum per portfolio amounts and surcharges, plus certain out-of-pocket expenses. BISYS Ohio also serves as fund accountant. Under the terms of the fund accounting agreement, BISYS Ohio receives fees monthly at an annual rate of $30,000 for the U.S. Government Money Market Fund, the Intermediate U.S. Government Securities Fund, and the Value Equity Fund, and $40,000 for the Intermediate Tax-Free Fund, plus certain out-of-pocket expenses.

 The Funds have adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.50% of the average daily net asset value of the Funds. These fees are used by BISYS to pay banks, including Brenton Bank, broker dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares.

 Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

 Information regarding these transactions is as follows for the period from April 1, 1996 to September 30, 1996:

                                             INTERMEDIATE
                            U.S. GOVERNMENT U.S. GOVERNMENT  INTERMEDIATE        VALUE
                             MONEY MARKET     SECURITIES       TAX-FREE         EQUITY
                                 FUND            FUND            FUND            FUND
                            --------------- --------------- --------------- ---------------
  INVESTMENT ADVISORY
   FEES:
  Annual fee before
   voluntary fee
   reductions (percentage    0.40% of first  0.50% of first  0.40% of first  0.74% of first of average net
   assets)................     $250 million     $25 million     $25 million     $25 million
                            0.30% in excess 0.30% in excess 0.30% in excess 0.60% in excess
  Voluntary fee
   reductions.............          $39,059       --                $14,679       --
  Reimbursements..........        --              --                $18,876       --
  ADMINISTRATION FEES:
  Annual fee (percentage
   of average net assets).            0.20%           0.20%           0.20%           0.20%
  DISTRIBUTION AND
   SHAREHOLDER  SERVICES
   FEES:
  Annual fee before
   voluntary fee
   reductions (percentage
   of average net assets).            0.50%           0.50%           0.50%           0.50%
  Voluntary fee
   reductions.............          $70,305         $74,919         $18,349         $76,619
  TRANSFER AGENT FEES:....          $16,536         $13,905         $10,509         $20,910
  FUND ACCOUNTANT FEES:...          $15,184         $16,831         $24,209         $15,916
  CUSTODIAN FEES:.........           $6,614          $3,842            $915          $3,657

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                                                            INTERMEDIATE
                                  U.S. GOVERNMENT                         U.S. GOVERNMENT
                                 MONEY MARKET FUND                        SECURITIES FUND
                         ------------------------------------    -----------------------------------
                          SIX MONTHS       YEAR    AUGUST 10,     SIX MONTHS      YEAR    AUGUST 10,
                             ENDED         ENDED    1994 TO          ENDED        ENDED    1994 TO
                         SEPTEMBER 30,   MARCH 31, MARCH 31,     SEPTEMBER 30,  MARCH 31, MARCH 31,
                             1996          1996     1995 (A)         1996         1996     1995 (A)
                         -------------   --------- ----------    -------------  --------- ----------
                          (UNAUDITED)                             (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $  1.00       $  1.00   $  1.00         $ 10.14      $  9.99   $ 10.00
                            -------       -------   -------         -------      -------   -------
INVESTMENT ACTIVITIES
 Net investment income..      0.023         0.050     0.028            0.29         0.59      0.35
 Net realized and
  unrealized gains
  (losses) from
  investments...........         --            --        --           (0.13)        0.15     (0.02)
                            -------       -------   -------         -------      -------   -------
  Total from Investment
   Activities...........      0.023         0.050     0.028            0.16         0.74      0.33
                            -------       -------   -------         -------      -------   -------
DISTRIBUTIONS
 Net investment income..     (0.023)       (0.050)   (0.028)          (0.29)       (0.59)    (0.34)
 Net realized gains from
  investments...........         --            --        --              --           --        --
                            -------       -------   -------         -------      -------   -------
  Total Distributions...     (0.023)       (0.050)    0.028           (0.29)       (0.59)    (0.34)
                            -------       -------   -------         -------      -------   -------
NET ASSET VALUE, END OF
 PERIOD.................    $  1.00       $  1.00   $  1.00         $ 10.01      $ 10.14   $  9.99
                            =======       =======   =======         =======      =======   =======
Total Return (excludes
 sales charge)..........       2.30%(b)      5.12%     2.84%(b)        1.63%(b)     7.48%     3.42%(b)
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at end of
  period (000)..........    $32,185       $35,436   $27,810         $32,662      $34,390   $16,438
 Ratio of expenses to
  average
  net assets............       0.78%(c)      0.75%     0.97%(c)        1.03%(c)     1.07%     1.53%(c)
 Ratio of net investment
  income to average net
  assets................       4.56%(c)      4.99%     4.37%(c)        5.77%(c)     5.82%     5.71%(c)
 Ratio of expenses to
  average
  net assets*...........       1.48%(c)      1.46%     1.66%(c)        1.48%(c)     1.55%     2.03%(c)
 Ratio of net investment
  income to average net
  assets*...............        3.86%(c)     4.28%     3.68%(c)        5.32%(c)     5.34%     5.21%(c)
 Portfolio Turnover.....         --            --        --           28.86%       30.85%    20.69%

------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                    INTERMEDIATE
                                   TAX-FREE FUND                       VALUE EQUITY FUND
                         -----------------------------------   -----------------------------------
                          SIX MONTHS      YEAR    AUGUST 10,    SIX MONTHS      YEAR    AUGUST 10,
                             ENDED        ENDED    1994 TO         ENDED        ENDED    1994 TO
                         SEPTEMBER 30,  MARCH 31, MARCH 31,    SEPTEMBER 30,  MARCH 31, MARCH 31,
                             1996         1996     1995 (A)        1996         1996     1995 (A)
                         -------------  --------- ----------   -------------  --------- ----------
                          (UNAUDITED)                           (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.17       $ 9.98     $10.00        $ 12.95      $ 10.83   $ 10.00
                            ------       ------     ------        -------      -------   -------
INVESTMENT ACTIVITIES
 Net investment income..      0.21         0.39       0.15           0.06         0.10      0.09
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.06)        0.19      (0.03)          0.63         2.70      0.83
                            ------       ------     ------        -------      -------   -------
  Total from Investment
   Activities...........      0.15         0.58       0.12           0.69         2.80      0.92
                            ------       ------     ------        -------      -------   -------
DISTRIBUTIONS
 Net investment income..     (0.21)       (0.39)     (0.14)         (0.06)       (0.10)    (0.09)
 Net realized gains from
  investments...........        --           --         --             --        (0.58)       --
                            ------       ------     ------        -------      -------   -------
  Total Distributions...     (0.21)       (0.39)     (0.14)         (0.06)       (0.68)    (0.09)
                            ------       ------     ------        -------      -------   -------
NET ASSET VALUE, END OF
 PERIOD.................    $10.11       $10.17     $ 9.98        $ 13.58      $ 12.95   $ 10.83
                            ======       ======     ======        =======      =======   =======
Total Return (excludes
 sales charge)..........      1.52%(b)     5.87%      1.27%(b)       5.33%(b)    26.13%     9.25%(b)
RATIOS/SUPPLEMENTARY
DATA:
 Net Assets at end of
  period (000)..........    $7,470       $7,403     $6,408        $36,509      $32,353   $15,628
 Ratio of expenses to
  average
  net assets............      0.75%(c)     1.03%      2.47%(c)       1.30%(c)     1.45%     1.80%(c)
 Ratio of net investment
  income to average net
  assets................      4.20%(c)     3.88%      2.41%(c)       0.93%(c)     0.83%     1.39%(c)
 Ratio of expenses to
  average
  net assets*...........      2.16%(c)     2.27%      2.97%(c)       1.75%(c)     1.92%     2.30%(c)
 Ratio of net investment
  income to average net
  assets*...............      2.79%(c)     2.63%      1.91%(c)       0.48%(c)     0.36%     0.89%(c)
 Portfolio Turnover.....      7.22%        7.15%      3.03%         13.53%       43.80%    18.30%
 Average commission rate
  paid..................        NA           NA         NA         0.0824(d)        --        --

------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure not required for prior periods.
NA--Not Applicable
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

Results of Special Shareholder Meeting (Unaudited)

  On April 22, 1996, a special meeting of the shareholders of Coventry Group was held to consider the election of five Trustees. The results of such vote are as follows:

NOMINEE                                           IN FAVOR    OPPOSED   ABSTAIN
-------                                          ----------- --------- ---------
Nancy E. Converse............................... 202,251,129 1,230,319 1,084,021
Walter B. Grimm................................. 202,251,129 1,230,319 1,084,021
Maurice G. Stark................................ 202,251,129 1,230,319 1,084,021
Michael M. VanBuskirk........................... 202,251,129 1,230,319 1,084,021
Chalmers P. Wylie............................... 202,251,129 1,230,319 1,084,021

INVESTMENT ADVISER
Brenton Bank
2840 Ingersoll
Des Moines, Iowa 50312

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215



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                              Investment Adviser




                              SEMI-ANNUAL REPORT
                                      TO
                                 SHAREHOLDERS
                              SEPTEMBER 30, 1996